SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Condensed Statements of Operations [Abstract]
Schedule of Condensed Statements of Operations [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2015		2014		2013

Interest income	$	―	$	―	$42
Interest expense		(261)		(235)	(239)
Operation and maintenance		(66)		(78)	(63)
Other income, net		7		50	41
Income tax benefits		150		133	117
Loss before equity in earnings of subsidiaries		(170)		(130)	(102)
Equity in earnings of subsidiaries, net of income taxes		1,519		1,291	1,103
Net income/earnings		$1,349		$1,161	$1,001

Basic earnings per common share		$5.43		$4.72	$4.10
Weighted-average number of shares outstanding (thousands)		248,249		245,891	243,863

Diluted earnings per common share		$5.37		$4.63	$4.01
Weighted-average number of shares outstanding (thousands)		250,923		250,655	249,332
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Balance Sheets [Abstract]
Schedule Of Condensed Balance Sheets [Text Block]
SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2015	2014(1)
Assets:
Cash and cash equivalents	$4	$3
Due from affiliates	62	101
Deferred income taxes	―	398
Other current assets	4	15
Total current assets	70	517

Investments in subsidiaries	15,586	14,557
Due from affiliates	457	174
Deferred income taxes	2,188	1,544
Other assets	641	609
Total assets	$18,942	$17,401

Liabilities and shareholders’ equity:
Current portion of long-term debt	$752	$ ―
Due to affiliates	332	338
Income taxes payable	42	93
Other current liabilities	310	271
Total current liabilities	1,436	702

Long-term debt	5,195	4,644
Due to affiliates	―	230
Other long-term liabilities	502	499
Shareholders’ equity	11,809	11,326
Total liabilities and shareholders’ equity	$18,942	$17,401
(1) As adjusted for the retrospective adoption of ASU 2015-03.
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Statements of Cash Flows [Abstract]
Schedule of Condensed Statements of Cash Flows [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013

Net cash used in operating activities	$(255)	$(260)	$(131)

Dividends received from subsidiaries	350	300	50
Expenditures for property, plant and equipment	(43)	(15)	(1)
Purchase of trust assets	(5)	(4)	(5)
Proceeds from sales by trust	―	―	10
Capital contribution to subsidiaries	―	―	(6)
(Increase) decrease in loans to affiliates, net	(457)	627	962
Cash (used in) provided by investing activities	(155)	908	1,010

Common stock dividends paid	(628)	(598)	(606)
Issuances of common stock	52	56	62
Repurchases of common stock	(74)	(38)	(45)
Issuances of long-term debt	1,248	499	498
Payments on long-term debt	―	(800)	(650)
(Decrease) increase in loans from affiliates, net	(230)	234	(147)
Tax benefit related to share-based compensation	52	―	―
Other	(9)	(4)	(3)
Cash provided by (used in) financing activities	411	(651)	(891)

Increase (decrease) in cash and cash equivalents	1	(3)	(12)
Cash and cash equivalents, January 1	3	6	18
Cash and cash equivalents, December 31	$4	$3	$6

SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES
Financing of build-to-suit property	$61	$61	$14
Common dividends issued in stock	55	42	―
Dividends declared but not paid	174	163	154
See Notes to Condensed Financial Information of Parent.

Schedule of Condensed Long-Term Debt [Abstract]
Schedule of Condensed Long-Term Debt [Text Block]
LONG-TERM DEBT
(Dollars in millions)
	December 31,	December 31,
	2015	2014(1)

6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.77% at December 31, 2015)	$750	$750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.4% Notes March 15, 2020	500	―
2.85% Notes November 15, 2020	400	―
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	500
3.55% Notes June 15, 2024	500	500
3.75% Notes November 15, 2025	350	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net	(2)	―
Build-to-suit lease	136	75
	5,984	4,675
Current portion of long-term debt	(752)	―
Unamortized discount on long-term debt	(10)	(9)
Unamortized debt issuance costs	(27)	(22)
Total long-term debt	$5,195	$4,644
(1) As adjusted for the retrospective adoption of ASU 2015-03.

Schedule Of Condensed Statements Of Comprehensive Income [Abstract]
Schedule Of Condensed Statements Of Comprehensive Income [Text Block]
SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Years ended December 31,
	Pretax	Income tax	Net-of-tax
	amount	benefit (expense)	amount
2015:
Net income	$1,199	$150	$1,349
Other comprehensive income (loss):
Foreign currency translation adjustments	(260)	―	(260)
Financial instruments	(80)	33	(47)
Pension and other postretirement benefits	(3)	1	(2)
Total other comprehensive loss	(343)	34	(309)
Comprehensive income	$856	$184	$1,040
2014:
Net income	$1,028	$133	$1,161
Other comprehensive income (loss):
Foreign currency translation adjustments	(193)	―	(193)
Financial instruments	(106)	42	(64)
Pension and other postretirement benefits	(20)	8	(12)
Total other comprehensive loss	(319)	50	(269)
Comprehensive income	$709	$183	$892
2013:
Net income	$884	$117	$1,001
Other comprehensive income (loss):
Foreign currency translation adjustments	111	―	111
Financial instruments	13	(4)	9
Pension and other postretirement benefits	47	(19)	28
Total other comprehensive income	171	(23)	148
Comprehensive income	$1,055	$94	$1,149
See Notes to Condensed Financial Information of Parent.